DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT [Abstract]
Summary of Outstanding Debt

	As of
	December 31, 2023	December 31, 2022
First Lien Term Loan (due April 2026)	$2,728,766	$2,759,767
Secured Commercial Loans	31,867	33,467
Notes Payable	4,267	4,400

Total principal	2,764,900	2,797,634

Unamortized discount	(9,478)	(13,245)
Unamortized debt issuance cost	(15,951)	(22,445)

Total debt	2,739,471	2,761,944

Less: Current portion of long-term debt	(22,833)	(23,226)

Total long-term debt	$2,716,638	$2,738,718

Schedule of Maturities of Debt

2024	$33,500
2025	33,567
2026	2,669,066
2027	2,300
2028	25,967
Thereafter	500

$2,764,900